Schedule of Purchase Price to Intangible Assets (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Indefinite-Lived Intangible Assets [Line Items]
Total	$ 309,754	$ 364,417	$ 382,638
Magical Beasts [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	1,266,210
Total		1,266,210
Magical Beasts [Member] | Goodwill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		308,690
Magical Beasts [Member] | Trademarks and Trade Names [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	151,800	151,800
Magical Beasts [Member] | Customer Base [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	651,220	651,220
Magical Beasts [Member] | Non Compete [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	154,500	154,500
Magical Beasts [Member] | Goodwill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	308,690
SRM Entertainment [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	1,379,237
Total		1,379,237
SRM Entertainment [Member] | Goodwill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total		941,937
SRM Entertainment [Member] | Distribution Agreements [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	437,300	$ 437,300
SRM Entertainment [Member] | Goodwill [Member]
Indefinite-Lived Intangible Assets [Line Items]
Total	$ 941,937